Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
12.	SEGMENT INFORMATION

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each segment’s revenue, operating (loss) income which is considered as a segment operating performance measure, for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues:
Utility Products and Related Services	3,870,995	3,439,563	3,119,483	453,711
Mobile Entertainment	693,195	1,496,443	1,778,867	258,725
Others	460	38,751	83,355	12,123

Total consolidated revenues	4,564,650	4,974,757	4,981,705	724,559

Operating income (loss):
Utility Products and Related Services	843,518	979,447	1,034,968	150,530
Mobile Entertainment	(531,989)	(417,350)	(312,515)	(45,453)
Others	(17,828)	(41,901)	(170,113)	(24,742)

	293,701	520,196	552,340	80,335
Unallocated expenses(i)	(306,149)	(73,316)	(85,118)	(12,380)

Total consolidated operating (loss) income	(12,448)	446,880	467,222	67,955

(i)	Unallocated items include share-based compensation which are not allocated to segments.